Income Taxes	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Income Taxes

Note 15 — Income Taxes

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:

	Six Months Ended June 30,
	2022	2021

Current	$3,069	$53,239
Deferred	-	1,128
	$3,069	$54,367

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:

	Six Months Ended June 30,
	2022	2021

Income tax expense (benefit) at applicable statutory rate (1)	$(3,472,095)	$(1,688,110)
Nondeductible expenses	358,810	(402,509)
(Income) not subject to tax	(1,870)	-
Impact of foreign tax rate differential (2)	2,490,170	1,151,121
Current year change in valuation allowance	657,985	940,626
Other	(29,931)	53,239
Reported income taxes	$3,069	$54,367

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Significant components of the Group’s deferred tax assets (liabilities) are presented below:

	June 30, 2022	December 31, 2021
(unaudited)
Deferred tax asset
Others	$-	$-
Fixed assets	-	-
Net operating loss carryforwards	3,786,211	2,987,597
Less: Valuation allowance	(3,786,211)	(2,987,597)

Net deferred tax asset	$-	$-
Deferred tax liability
Accrued employee benefits	$-	$-
Fixed assets	-	-

Deferred tax liability, net	$-	$-

Management has applied a valuation allowance to the total amount of deferred tax assets based on the determination that it is more likely than not that some portion of the deferred tax asset will not be realized. This determination was based on the historic and estimated future profitability of the entities to which the deferred tax assets relate. The tax rules in Hong Kong do not allow the Group to file on a consolidated basis.